Financial instruments by category (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Instruments Aggregate Carrying Amount

At the reporting date, the aggregate carrying amounts of financial assets and receivables and financial liabilities at amortized cost were as follows:

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD
Financial assets measured at amortized cost
Trade and other receivables (excluded prepayments)	1,289,731	2,906,749	2,281,950
Contract assets	4,192,619	5,813,629	4,564,004
Loans to third parties	-	1,884,941	1,479,778
Cash and cash equivalents	759,891	1,139,870	894,858
Total financial assets measured at amortized cost	6,242,241	11,745,189	9,220,590

Financial liabilities measured at amortized cost
Trade and other payables (excluded GST payables)	5,248,011	4,622,427	3,628,849
Borrowings	2,336,864	2,034,177	1,596,936
Total financial liabilities measured at amortized cost	7,584,875	6,656,604	5,225,785